PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Details) - ¥ / shares	Feb. 11, 2015	Jul. 25, 2000	Feb. 25, 2000
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION [abstract]
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